Share based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share option transactions related to the Seadrill Scheme

The following summarizes share option transactions related to the Seadrill Scheme in 2013, 2012 and 2011:

	2013		2012		2011
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	3,875,891	29.88	5,420,438	26.16	5,512,400	20.30
Granted	270,000	45.66	181,012	37.41	1,786,771	34.68
Exercised	(700,418)	22.60	(1,415,000)	16.39	(1,638,165)	16.33
Forfeited	(606,715)	32.30	(312,559)	30.84	(240,568)	21.98
Outstanding at end of year	2,838,758	28.53	3,875,891	29.88	5,420,438	26.16
Exercisable at end of year	1,080,306	27.38	1,164,214	21.19	1,598,412	19.82